INCOME TAXES - Major components (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Current taxes	CAD 6,503	CAD 7,873
Current taxes referring to previous periods	228	(1,686)
Withholding taxes and other	978	694
Total current income tax	7,709	6,881
Deferred income tax:
Origination and reversal of temporary differences	42,250	39,774
Impact of changes in tax rates	(35,047)	(55)
Withholding taxes on profits of subsidiaries	(629)	120
Other	(865)	905
Total deferred income tax	5,709	40,744
Total income tax expense	13,418	47,625
Disposition of property
Current income tax:
Current taxes	CAD 0
Germany and United States | Disposition of property
Current income tax:
Current taxes		2,300
Austria | Disposition of property
Current income tax:
Current taxes		CAD (1,000)